UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the 12 months ended December 31, 2013, Great-West Templeton Global Bond Fund (Initial Class shares) returned 0.55%, while its benchmark, the Citigroup World Government Bond Index, returned -4.00%.

The global economic recovery was mixed during the year under review. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, have enjoyed relatively strong recoveries in the aftermath of the global financial crisis, growth in the eurozone and Japan continued to be slow by the standards of previous recoveries. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets perceived as risky and equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

As part of the Fund’s investment strategy, we used currency forward contracts to hedge or gain exposure to various currencies. Overall, our diversified currency exposure contributed to relative performance but detracted from absolute performance. As the Japanese yen depreciated against the U.S. dollar during the year, the Fund’s net negative position in the currency, achieved via the use of currency forward contracts, contributed meaningfully to performance. The Fund’s exposure to peripheral European currencies positioned against the euro detracted from performance. We maintained a defensive approach with respect to interest rate risk in developed and emerging markets. Nevertheless, select duration exposures in Europe and Latin America supported relative performance. The Fund’s sovereign credit exposures also contributed to absolute and relative performance.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Citigroup World Government Bond Index
	10,000.00	10,000.00
2004	10,484.00	11,035.00
2005	10,549.00	10,275.79
2006	12,115.53	10,904.67
2007	13,759.60	12,098.73
2008	14,371.91	13,416.28
2009	16,486.01	13,758.40
2010	18,286.29	14,469.71
2011	17,988.22	15,388.53
2012	20,643.28	15,642.45
2013	20,757.73	15,017.14

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	0.55%	7.63%	7.58%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2013

Country	% of Fund Investments
Brazil	4.94%
Canada	4.03%
Hungary	5.27%
Iceland	0.23%
Indonesia	1.97%
Ireland	8.20%
Lithuania	0.58%
Malaysia	10.09%
Mexico	8.27%
Peru	1.21%
Philippines	1.10%
Poland	9.89%
Russia	1.33%
Serbia	0.68%
Singapore	3.00%
Slovenia	0.83%
South Korea	14.42%
Sweden	2.28%
Ukraine	3.96%
United States	17.20%
Vietnam	0.52%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/29/13)	(12/31/13)	(06/29/13 – 12/31/13)

Actual	$1,000.00	$1,027.10	$6.69*

Hypothetical (5% return before expenses)	$1,000.00	$1,018.88	$6.66*

*Expenses are equal to the Fund’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(a)
$ 120,000	BRL, 0.00%, 04/01/2014	$496,554
170,000	BRL, 0.00%, 01/01/2016	576,596
	Brazil National Treasury Bills
74,300	BRL, 0.00%, 01/01/2015	284,330
328,000	BRL, 0.00%, 01/01/2017	979,052
	Brazil Notas do Tesouro Nacional Series B
284,000	BRL, 6.00%, 05/15/2015	2,917,245
898	BRL, 6.00%, 08/15/2016	928,517
79,000	BRL, 6.00%, 08/15/2018	787,802
93,000	BRL, 6.00%, 08/15/2022	907,076
100,000	BRL, 6.00%, 05/15/2045	935,183
	Brazil Notas do Tesouro Nacional Series F
920,000	BRL, 10.00%, 01/01/2014	3,899,544
140,000	BRL, 10.00%, 01/01/2017	589,900
212,000	BRL, 10.00%, 01/01/2019	811,210
65,000	BRL, 10.00%, 01/01/2021	239,479
288,000	BRL, 10.00%, 01/01/2023	1,028,154
	Canadian Government Bond
3,109,000	CAD, 1.00%, 02/01/2014	2,926,631
678,000	CAD, 2.00%, 03/01/2014	639,321
580,000	CAD, 0.75%, 05/01/2014	545,645
937,000	CAD, 2.25%, 08/01/2014	888,556
1,851,000	CAD, 1.00%, 11/01/2014	1,742,684
1,646,000	CAD, 2.00%, 12/01/2014	1,563,781
4,498,000	CAD, 1.00%, 02/01/2015	4,234,366
3,710,000	Export-Import Bank of Korea(b) SEK, 1.45%, 05/19/2014	577,642
	Financing of Infrastructural Projects State Enterprise(b)
100,000	8.38%, 11/03/2017	91,250
200,000	7.40%, 04/20/2018	177,750
	Hungary Government Bond
56,000,000	HUF, 5.50%, 02/12/2014	259,760
161,190,000	HUF, 6.75%, 08/22/2014	762,221
24,500,000	HUF, 8.00%, 02/12/2015	119,304
46,880,000	HUF, 7.75%, 08/24/2015	232,011
39,000,000	HUF, 5.50%, 02/12/2016	187,309
704,650,000	HUF, 5.50%, 12/22/2016	3,388,582
34,500,000	HUF, 6.75%, 02/24/2017	171,360
166,390,000	HUF, 6.75%, 11/24/2017	834,079
38,420,000	HUF, 5.50%, 12/20/2018	183,833
34,200,000	HUF, 6.50%, 06/24/2019	170,605
26,690,000	HUF, 7.50%, 11/12/2020	138,892
44,240,000	HUF, 7.00%, 06/24/2022	223,371
14,490,000	HUF, 6.00%, 11/24/2023	68,722
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	57,588
1,370,000	4.13%, 02/19/2018	1,385,070
910,000	EUR, 5.75%, 06/11/2018	1,356,875
1,195,000	6.25%, 01/29/2020	1,289,106
1,100,000	EUR, 3.88%, 02/24/2020	1,511,384
1,310,000	6.38%, 03/29/2021	1,404,975
2,540,000	5.38%, 02/21/2023	2,508,250

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$ 710,000	Iceland Government International Bond(b) 5.88%, 05/11/2022	$724,200
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	2,068,605
10,000,000,000	IDR, 11.50%, 09/15/2019	939,192
25,793,000,000	IDR, 11.00%, 11/15/2020	2,403,446
1,245,000,000	IDR, 8.25%, 07/15/2021	101,050
3,510,000,000	IDR, 12.90%, 06/15/2022	362,622
2,400,000,000	IDR, 12.00%, 09/15/2026	243,135
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	3,399,502
	Ireland Government Bond
1,756,000	EUR, 5.50%, 10/18/2017	2,745,549
717,000	EUR, 4.50%, 10/18/2018	1,093,588
1,769,000	EUR, 4.40%, 06/18/2019	2,670,599
3,445,000	EUR, 5.90%, 10/18/2019	5,561,895
1,609,000	EUR, 4.50%, 04/18/2020	2,420,406
4,305,000	EUR, 5.00%, 10/18/2020	6,656,908
2,803,130	EUR, 5.40%, 03/13/2025	4,385,701
9,100,000	Kommuninvest I Sverige AB SEK, 2.25%, 05/05/2014	1,421,659
	Korea Monetary Stabilization Bond
290,870,000	KRW, 3.47%, 02/02/2014	275,811
427,490,000	KRW, 3.59%, 04/02/2014	406,074
208,600,000	KRW, 2.55%, 05/09/2014	197,617
506,810,000	KRW, 3.28%, 06/02/2014	481,499
3,114,000,000	KRW, 2.57%, 06/09/2014	2,950,037
222,300,000	KRW, 2.82%, 08/02/2014	210,855
3,076,000,000	KRW, 2.72%, 09/09/2014	2,915,839
886,200,000	KRW, 2.78%, 10/02/2014	840,363
555,700,000	KRW, 2.84%, 12/02/2014	527,355
686,670,000	KRW, 2.74%, 02/02/2015	650,862
2,763,620,000	KRW, 2.47%, 04/02/2015	2,610,744
3,358,900,000	KRW, 2.76%, 06/02/2015	3,183,541
5,667,770,000	KRW, 2.80%, 08/02/2015	5,374,852
208,000,000	KRW, 2.81%, 10/02/2015	197,281
8,002,700,000	KRW, 2.90%, 12/02/2015	7,599,908
	Korea Treasury Bond
155,590,000	KRW, 3.50%, 06/10/2014	147,995
183,000,000	KRW, 3.25%, 12/10/2014	174,328
66,900,000	KRW, 4.50%, 03/10/2015	64,716
928,500,000	KRW, 3.25%, 06/10/2015	886,019
348,000,000	KRW, 4.00%, 09/10/2015	336,264
9,585,290,000	KRW, 2.75%, 12/10/2015	9,075,422
133,800,000	KRW, 4.00%, 03/10/2016	129,911
2,701,800,000	KRW, 2.75%, 06/10/2016	2,555,450
2,635,600,000	KRW, 3.00%, 12/10/2016	2,507,620
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	973,215
730,000	6.13%, 03/09/2021(b)	826,944
	Malaysia Government Bond
7,870,000	MYR, 3.43%, 08/15/2014	2,409,551
7,930,000	MYR, 3.74%, 02/27/2015	2,433,042
4,790,000	MYR, 3.84%, 08/12/2015	1,474,346
17,796,000	MYR, 4.72%, 09/30/2015	5,565,560
1,810,000	MYR, 3.20%, 10/15/2015	551,476
4,400,000	MYR, 3.17%, 07/15/2016	1,338,054

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Foreign Government Bonds and Notes — (continued)
	Mexican Bonos
$ 9,087,000	MXP, 7.00%, 06/19/2014	$	706,899
61,930,000	MXP, 9.50%, 12/18/2014		4,999,034
6,959,000	MXP, 6.00%, 06/18/2015		550,120
58,253,000	MXP, 8.00%, 12/17/2015		4,810,958
11,753,000	MXP, 6.25%, 06/16/2016		945,246
9,688,000	MXP, 7.25%, 12/15/2016		798,563
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014		160,284
1,045,000	MXP, 5.00%, 06/16/2016		446,362
1,048,000	MXP, 3.50%, 12/14/2017		437,572
721,000	MXP, 4.00%, 06/13/2019		308,549
567,000	MXP, 2.50%, 12/10/2020		222,568
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020		3,753,341
	Philippine Government Bond
3,360,000	PHP, 6.25%, 01/27/2014		75,999
3,200,000	PHP, 7.00%, 01/27/2016		79,285
24,100,000	PHP, 1.63%, 04/25/2016		537,054
1,710,000	PHP, 9.13%, 09/04/2016		45,400
	Poland Government Bond
39,780,000	PLN, 2.34%, 01/25/2014(a)		13,146,539
10,735,000	PLN, 5.75%, 04/25/2014		3,590,349
2,995,000	PLN, 2.39%, 07/25/2014(a)		978,192
3,319,000	PLN, 5.50%, 04/25/2015		1,137,391
3,448,000	PLN, 2.79%, 07/25/2015(a)		1,093,598
2,573,000	PLN, 6.25%, 10/24/2015		902,601
10,517,000	PLN, 3.01%, 01/25/2016(a)		3,272,366
2,770,000	PLN, 5.00%, 04/25/2016		955,410
4,072,000	PLN, 2.71%, 01/25/2017(c)		1,343,023
4,130,000	PLN, 2.71%, 01/25/2021(c)		1,335,632
2,600,000	Poland Government International Bond 6.38%, 07/15/2019		3,038,750
	Republic of Serbia(b)
410,000	5.25%, 11/21/2017		411,025
810,000	4.88%, 02/25/2020		765,855
900,000	7.25%, 09/28/2021		947,250
3,546,400	Russian Foreign Eurobond(d) 4.18%, 03/31/2030		4,132,265
	Singapore Government Bond
7,760,000	SGD, 0.25%, 02/01/2014		6,148,586
1,390,000	SGD, 3.63%, 07/01/2014		1,119,638
30,000	SGD, 1.13%, 04/01/2016		24,194
	Slovenia Government International Bond(b)
1,370,000	5.50%, 10/26/2022		1,366,575
1,210,000	5.85%, 05/10/2023		1,228,150
35,880,000	Sweden Government Bond SEK, 6.75%, 05/05/2014		5,687,492
	Ukraine Government International Bond(b)
100,000	EUR, 4.95%, 10/13/2015		131,284
860,000	6.25%, 06/17/2016		807,110
855,000	6.58%, 11/21/2016		801,563
770,000	9.25%, 07/24/2017		767,752
1,480,000	7.75%, 09/23/2020		1,365,300
3,280,000	7.95%, 02/23/2021		3,025,800
2,740,000	7.80%, 11/28/2022		2,476,960
3,000,000	7.50%, 04/17/2023		2,686,500

Principal Amount			Fair Value

Foreign Government Bonds and Notes — (continued)
$ 1,505,000	Vietnam Government International Bond(b) 6.75%, 01/29/2020	$	1,629,162

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 65.07% (Cost $208,108,164)		$	227,285,719

MUNICIPAL BONDS AND NOTES
140,000	County of Bexar Texas Series A
	5.25%, 08/15/2047		145,797

TOTAL MUNICIPAL BONDS AND NOTES — 0.04% (Cost $124,887)		$	145,797

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 9.68%
	Bank Negara Malaysia Monetary Notes
1,880,000	MYR, 2.35%, 01/09/2014		573,626
4,530,000	MYR, 1.89%, 01/16/2014		1,381,851
490,000	MYR, 2.71%, 01/23/2014		149,340
230,000	MYR, 2.77%, 01/30/2014		70,059
340,000	MYR, 2.81%, 02/06/2014		103,506
4,900,000	MYR, 2.84%, 02/18/2014		1,490,267
5,355,000	MYR, 2.85%, 02/20/2014		1,628,388
3,920,000	MYR, 2.86%, 02/25/2014		1,191,544
460,000	MYR, 2.87%, 03/06/2014		139,723
425,000	MYR, 2.87%, 03/13/2014		129,020
2,480,000	MYR, 2.80%, 04/03/2014		751,778
140,000	MYR, 2.89%, 04/15/2014		42,389
1,470,000	MYR, 2.90%, 05/15/2014		444,020
505,000	MYR, 2.91%, 05/20/2014		152,476
350,000	MYR, 2.91%, 05/27/2014		105,616
1,030,000	MYR, 2.92%, 06/03/2014		310,634
2,205,000	MYR, 2.92%, 06/05/2014		664,890
1,300,000	MYR, 2.92%, 06/10/2014		391,838
160,000	MYR, 2.92%, 06/12/2014		48,218
2,340,000	MYR, 2.92%, 06/17/2014		704,905
2,180,000	MYR, 2.93%, 06/19/2014		656,598
560,000	MYR, 2.93%, 07/03/2014		168,474
780,000	MYR, 2.94%, 07/08/2014		234,563
460,000	MYR, 2.94%, 07/15/2014		138,252
650,000	MYR, 2.94%, 07/24/2014		195,211
910,000	MYR, 2.95%, 08/05/2014		273,028
930,000	MYR, 2.95%, 08/14/2014		278,827
340,000	MYR, 2.95%, 08/21/2014		101,880
1,720,000	MYR, 2.94%, 09/09/2014		514,607
1,590,000	MYR, 2.94%, 09/18/2014		475,370
3,370,000	MYR, 2.94%, 10/02/2014		1,006,419
2,935,000	MYR, 2.94%, 10/16/2014		875,531
2,345,000	MYR, 2.94%, 10/28/2014		698,861
485,000	MYR, 2.94%, 11/06/2014		144,437
1,470,000	MYR, 2.94%, 11/18/2014		437,360
	Hungary Treasury Bills
16,230,000	HUF, 6.85%, 01/08/2014		74,999
14,420,000	HUF, 2.90%, 06/25/2014		65,814
	Malaysia Treasury Bills
720,000	MYR, 2.88%, 03/20/2014		218,452

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Foreign Government Bonds and Notes — (continued)
$ 790,000	MYR, 2.82%, 03/27/2014	$	239,593
1,540,000	MYR, 2.89%, 04/24/2014		465,950
90,000	MYR, 2.96%, 05/30/2014		27,146
	Mexico Cetes
9,461,300	MXP, 3.16%, 01/09/2014		724,070
11,003,000	MXP, 3.49%, 03/20/2014		836,410
6,408,000	MXP, 3.44%, 04/03/2014		486,466
15,089,000	MXP, 3.48%, 04/30/2014		1,142,403
48,515,600	MXP, 3.63%, 10/16/2014		3,611,368
61,369,000	MXP, 3.66%, 12/11/2014		4,541,959
	Philippine Treasury Bills
1,390,000	PHP, 1.83%, 01/08/2014		31,306
1,850,000	PHP, 0.22%, 02/05/2014		41,674
6,580,000	PHP, 0.31%, 03/05/2014		148,177
9,620,000	PHP, 0.23%, 04/02/2014		216,626
10,610,000	PHP, 0.64%, 04/10/2014		238,637
1,750,000	PHP, 0.39%, 07/02/2014		39,354
690,000	PHP, 0.40%, 08/06/2014		15,510
9,860,000	PHP, 0.76%, 09/03/2014		221,029
77,240,000	PHP, 0.89%, 10/08/2014		1,728,509
	Singapore Treasury Bills
510,000	SGD, 0.07%, 01/03/2014		404,134

Principal Amount			Fair Value

Foreign Government Bonds and Notes — (continued)
$ 410,000	SGD, 0.18%, 01/10/2014	$	324,878
80,000	SGD, 0.21%, 01/24/2014		63,385
480,000	SGD, 0.22%, 02/07/2014		380,277
500,000	SGD, 0.22%, 02/14/2014		396,105
35,000	SGD, 0.25%, 04/04/2014		27,717
550,000	SGD, 0.26%, 05/16/2014		435,416

			33,820,870

U.S. Government Agency Bonds and Notes — 14.31%
50,000,000	Federal Home Loan Mortgage Corp 0.00%, 01/02/2014		50,000,000

TOTAL SHORT TERM INVESTMENTS — 23.99% (Cost $84,999,431)		$	83,820,870

TOTAL INVESTMENTS — 89.10% (Cost $293,232,482)		$	311,252,386

OTHER ASSETS & LIABILITIES, NET — 10.90%		$	38,060,141

TOTAL NET ASSETS — 100.00%		$	349,312,527

(a)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $20,448,391 and $20,808,072, respectively, representing 5.96% of net assets.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2013. Maturity date disclosed represents final maturity date.

At December 31, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	CLP	60,820,000	USD	123,618	January 2014	$(8,285)
DB	CLP	119,850,000	USD	242,710	April 2014	(17,000)
MS	CLP	594,930,000	USD	1,187,943	May 2014	(72,814)
DB	CLP	196,499,000	USD	383,375	June 2014	(15,667)
JPM	CLP	137,620,000	USD	268,317	June 2014	(10,736)
DB	CLP	834,130,000	USD	1,696,337	January 2014	(113,757)
MS	CLP	233,400,000	USD	474,246	January 2014	(30,747)
DB	CLP	1,095,330,000	USD	2,216,801	February 2014	(144,243)
JPM	CLP	356,400,000	USD	722,965	February 2014	(48,876)
CIT	CLP	205,770,000	USD	418,402	February 2014	(29,056)
MS	CLP	516,460,000	USD	1,044,577	February 2014	(67,295)
BB	CLP	118,300,000	USD	239,862	February 2014	(15,812)
BB	CLP	309,000,000	USD	623,927	March 2014	(40,067)
DB	CLP	809,300,000	USD	1,635,234	March 2014	(106,914)
JPM	CLP	109,000,000	USD	220,425	March 2014	(14,835)
MS	CLP	47,000,000	USD	94,949	March 2014	(6,192)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MS	CLP	200,970,000	USD	377,728	July 2014	$(3,769)
MS	CLP	100,440,000	USD	188,737	August 2014	(2,211)
DB	CLP	112,810,000	USD	215,492	September 2014	(6,847)
JPM	HUF	291,821,350	EUR	924,251	March 2014	34,509
DB	HUF	224,506,000	EUR	710,963	March 2014	18,257
JPM	HUF	198,959,000	EUR	653,361	September 2014	(11,491)
HSB	INR	42,468,000	USD	673,507	January 2014	8,707
JPM	INR	31,722,000	USD	504,384	January 2014	6,047
DB	INR	58,003,000	USD	925,759	January 2014	8,613
HSB	INR	83,991,000	USD	1,319,250	February 2014	26,612
JPM	INR	37,804,000	USD	587,095	February 2014	17,709
DB	INR	82,499,500	USD	1,284,643	February 2014	33,384
CIB	INR	2,482,000	USD	38,344	March 2014	1,257
HSB	INR	15,138,500	USD	233,727	March 2014	7,812
JPM	INR	25,420,000	USD	400,687	March 2014	3,029
DB	INR	5,727,000	USD	90,033	March 2014	821
DB	INR	15,518,000	USD	244,995	April 2014	510
CIB	INR	2,458,000	USD	38,856	April 2014	32
HSB	INR	17,932,000	USD	283,107	April 2014	589
JPM	KRW	9,272,549,000	USD	8,403,615	February 2014	395,489
CIB	MXP	10,058,022	USD	769,256	January 2014	557
CIB	MXP	6,956,600	USD	510,224	March 2014	19,329
HSB	MXP	25,646,790	USD	1,952,256	March 2014	2,221
CIT	MXP	2,381,700	USD	180,935	March 2014	511
CIB	MXP	43,800,660	USD	3,298,041	June 2014	15,255
CIB	MXP	9,729,548	USD	733,050	July 2014	1,362
CIT	MXP	4,192,630	USD	314,928	December 2014	(2,388)
CIB	MXP	8,745,200	USD	658,971	December 2014	(6,958)
DB	MYR	728,500	USD	235,509	January 2014	(13,200)
JPM	MYR	1,080,000	USD	348,285	January 2014	(19,082)
JPM	MYR	1,245,000	USD	395,426	February 2014	(16,092)
HSB	MYR	5,249,296	USD	1,655,668	February 2014	(56,665)
DB	MYR	2,083,735	USD	649,989	April 2014	(17,562)
JPM	MYR	5,360,463	USD	1,680,740	April 2014	(53,308)
HSB	MYR	3,600,000	USD	1,097,461	June 2014	(8,371)
DB	MYR	120,000	USD	37,119	July 2014	(881)
JPM	MYR	5,231,000	USD	1,605,117	July 2014	(23,613)
HSB	MYR	1,300,000	USD	394,933	August 2014	(2,772)
DB	MYR	877,000	USD	272,318	October 2014	(8,817)
JPM	MYR	1,295,000	USD	402,663	October 2014	(13,606)
HSB	MYR	1,758,089	USD	546,431	October 2014	(18,163)
DB	MYR	654,360	USD	200,804	November 2014	(4,478)
HSB	MYR	3,223,000	USD	993,157	November 2014	(26,269)
JPM	MYR	6,021,213	USD	1,824,940	December 2014	2,506
JPM	PHP	38,300,000	USD	864,755	June 2014	(1,332)
MS	PLN	1,341,000	EUR	314,188	May 2014	121
DB	PLN	12,790,000	EUR	2,955,722	August 2014	16,414
BB	SEK	617,000	EUR	69,771	June 2014	(1,624)
DB	SEK	61,188,758	EUR	6,924,698	June 2014	(92,035)
UBS	SEK	9,747,000	EUR	1,100,200	June 2014	(16,146)
MS	SEK	2,474,100	EUR	279,699	June 2014	(4,254)
UBS	SEK	13,522,280	EUR	1,535,262	July 2014	(36,233)
MS	SEK	16,368,194	EUR	1,872,414	July 2014	(61,840)
UBS	SEK	13,000,000	EUR	1,480,806	August 2014	(41,113)
DB	SEK	14,090,000	EUR	1,616,085	October 2014	(73,477)
JPM	SGD	550,000	USD	443,548	January 2014	(7,827)
BB	SGD	1,771,051	USD	1,395,847	February 2014	7,143
DB	SGD	3,510,050	USD	2,756,964	February 2014	23,632
HSB	SGD	938,000	USD	752,221	February 2014	(9,157)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	SGD	1,876,300	USD	1,504,214	March 2014	$(17,821)
JPM	SGD	542,000	USD	423,028	March 2014	6,341
DB	SGD	762,600	USD	597,911	March 2014	6,216
DB	SGD	349,000	USD	275,215	May 2014	1,289
DB	SGD	821,100	USD	654,315	June 2014	(3,733)
HSB	SGD	656,000	USD	521,048	June 2014	(1,283)
JPM	SGD	2,636,600	USD	2,088,892	July 2014	401
DB	SGD	2,264,000	USD	1,782,572	August 2014	11,568
BB	SGD	465,000	USD	366,142	August 2014	2,354
HSB	SGD	349,000	USD	275,323	August 2014	1,248
MS	SGD	2,113,440	USD	1,666,751	August 2014	7,986
BB	USD	216,868	EUR	165,000	January 2014	(10,126)
CIT	USD	2,816,401	EUR	2,104,547	January 2014	(78,879)
DB	USD	5,893,026	EUR	4,383,018	January 2014	(136,807)
UBS	USD	2,056,899	JPY	181,440,000	January 2014	333,969
DB	USD	2,451,512	JPY	216,473,441	January 2014	395,912
CIT	USD	163,096	JPY	14,230,000	January 2014	27,971
JPM	USD	1,221,887	JPY	108,190,000	January 2014	194,531
HSB	USD	1,630,460	JPY	144,999,132	January 2014	253,566
HSB	USD	1,656,415	JPY	154,330,000	February 2014	190,795
JPM	USD	1,467,455	EUR	1,098,000	February 2014	(43,096)
HSB	USD	1,095,404	EUR	810,000	February 2014	(18,937)
JPM	USD	3,293,454	JPY	305,483,000	February 2014	392,384
GS	USD	1,820,748	JPY	168,946,270	February 2014	216,331
GS	USD	753,632	EUR	563,000	February 2014	(20,904)
DB	USD	237,998	JPY	21,785,000	February 2014	31,103
UBS	USD	10,216,606	EUR	7,558,709	February 2014	(182,132)
DB	USD	3,625,895	EUR	2,702,000	February 2014	(91,326)
UBS	USD	598,050	JPY	58,884,000	February 2014	38,824
CIB	USD	552,278	JPY	54,406,000	February 2014	35,617
BB	USD	3,379,645	EUR	2,512,356	February 2014	(76,677)
CIT	USD	922,190	EUR	681,000	February 2014	(14,682)
CIT	USD	2,109,749	JPY	194,880,000	February 2014	259,050
BB	USD	1,971,334	JPY	183,390,000	February 2014	229,659
CIT	USD	2,337,310	EUR	1,789,412	March 2014	(124,434)
CIT	USD	1,487,866	JPY	141,415,000	March 2014	144,678
DB	USD	2,899,434	EUR	2,217,133	March 2014	(150,738)
UBS	USD	565,648	JPY	52,000,000	March 2014	71,784
BB	USD	820,266	EUR	622,920	March 2014	(36,702)
BB	USD	2,425,370	JPY	236,853,110	March 2014	175,775
HSB	USD	220,545	EUR	169,000	March 2014	(11,953)
MS	USD	397,638	JPY	38,040,000	March 2014	36,326
MS	USD	625,933	EUR	479,000	March 2014	(33,040)
HSB	USD	511,807	JPY	46,600,000	March 2014	69,229
JPM	USD	512,448	JPY	46,600,000	March 2014	69,873
JPM	USD	63,268	EUR	48,000	March 2014	(2,767)
DB	USD	602,830	JPY	56,915,000	March 2014	62,225
JPM	USD	940,924	JPY	91,900,000	April 2014	67,847
HSB	USD	1,991,686	EUR	1,522,934	April 2014	(103,481)
UBS	USD	549,885	EUR	420,000	April 2014	(27,926)
BB	USD	899,079	EUR	688,905	April 2014	(48,691)
CIT	USD	125,696	JPY	12,300,000	April 2014	8,842
DB	USD	3,752,080	EUR	2,865,263	April 2014	(189,811)
BB	USD	724,635	JPY	70,490,000	April 2014	54,962
JPM	USD	1,315,337	EUR	1,003,563	April 2014	(65,311)
UBS	USD	549,089	JPY	54,379,000	May 2014	32,394
CIB	USD	539,015	EUR	408,391	May 2014	(22,847)
GS	USD	734,722	JPY	72,750,000	May 2014	43,471
GS	USD	2,016,912	EUR	1,528,816	May 2014	(86,421)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	548,468	EUR	424,212	May 2014	$(35,167)
CIB	USD	1,091,981	JPY	108,785,000	May 2014	58,334
BB	USD	2,324,735	EUR	1,782,997	May 2014	(128,311)
JPM	USD	4,747,558	JPY	462,140,000	June 2014	355,525
DB	USD	3,193,086	JPY	324,250,000	June 2014	111,355
BB	USD	5,737,267	EUR	4,390,321	June 2014	(303,074)
BB	USD	1,609,907	JPY	156,670,000	June 2014	120,975
HSB	USD	3,671,137	JPY	359,550,000	June 2014	254,125
DB	USD	1,272,733	EUR	963,700	June 2014	(53,164)
CIB	USD	1,584,866	JPY	155,974,000	June 2014	102,547
JPM	USD	949,202	EUR	714,000	July 2014	(33,264)
CIB	USD	1,301,888	JPY	129,520,000	July 2014	70,498
GS	USD	481,885	EUR	364,000	July 2014	(18,971)
BB	USD	908,441	JPY	90,170,000	July 2014	51,120
CIB	USD	223,836	EUR	169,019	July 2014	(8,733)
JPM	USD	2,708,562	JPY	269,500,000	July 2014	146,328
DB	USD	786,034	EUR	596,000	July 2014	(34,047)
BB	USD	472,391	EUR	360,000	July 2014	(22,950)
HSB	USD	945,032	EUR	713,000	August 2014	(36,071)
BB	USD	1,583,050	JPY	154,714,000	August 2014	111,683
GS	USD	258,396	EUR	193,000	August 2014	(7,182)
MS	USD	81,610	EUR	61,500	August 2014	(3,018)
JPM	USD	2,065,109	EUR	1,550,435	August 2014	(68,400)
DB	USD	1,891,265	JPY	184,977,000	August 2014	132,118
CIB	USD	186,484	EUR	140,049	August 2014	(6,229)
UBS	USD	950,263	EUR	714,000	August 2014	(32,207)
HSB	USD	3,218,559	JPY	314,252,000	August 2014	229,924
JPM	USD	2,682,098	JPY	262,126,000	August 2014	189,181
DB	USD	793,603	EUR	594,845	August 2014	(24,946)
BB	USD	1,379,517	EUR	1,037,648	August 2014	(48,345)
CIB	USD	1,006,355	JPY	97,662,000	August 2014	77,578
JPM	USD	142,329	JPY	14,034,000	September 2014	8,810
GS	USD	134,931	EUR	100,000	September 2014	(2,695)
BB	USD	483,733	EUR	358,437	September 2014	(9,562)
DB	USD	2,655,055	EUR	1,976,700	September 2014	(65,305)
HSB	USD	175,746	EUR	130,000	September 2014	(3,168)
BB	USD	78,341	EUR	56,900	October 2014	25
HSB	USD	1,922,970	EUR	1,416,000	October 2014	(25,931)
BB	USD	610,439	JPY	59,530,000	October 2014	43,943
DB	USD	4,390,272	EUR	3,212,989	October 2014	(31,824)
JPM	USD	1,040,954	JPY	102,180,000	October 2014	68,614
BB	USD	187,264	EUR	138,468	November 2014	(3,325)
CIB	USD	2,308,762	JPY	229,999,000	November 2014	119,428
JPM	USD	2,366,388	EUR	1,760,286	November 2014	(56,570)
CIT	USD	386,095	JPY	37,956,958	November 2014	24,820
HSB	USD	565,777	JPY	55,989,000	November 2014	32,849
JPM	USD	1,007,014	JPY	100,113,000	November 2014	54,066
DB	USD	2,850,610	EUR	2,114,070	November 2014	(59,296)
DB	USD	699,710	JPY	69,943,000	November 2014	33,931
MS	USD	82,766	EUR	61,500	November 2014	(1,887)
CIB	USD	3,341,629	EUR	2,485,000	November 2014	(78,874)
MS	USD	286,824	JPY	28,500,000	November 2014	15,550
SAH	USD	381,389	JPY	37,802,500	November 2014	21,559
DB	USD	2,621,823	EUR	1,912,771	December 2014	(11,249)
BB	USD	1,000,627	JPY	103,760,000	December 2014	12,572
CIB	USD	1,561,014	JPY	161,870,000	December 2014	19,607
HSB	USD	336,448	EUR	246,482	December 2014	(2,847)
JPM	USD	502,078	EUR	364,000	December 2014	1,004
HSB	USD	2,617,643	JPY	268,900,000	December 2014	57,147

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	2,617,568	JPY	268,480,000	December 2014	$61,071

					Net Appreciation	$2,492,222

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIB	Citibank
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2013

Summary of Investments by Country as of December 31, 2013.

Country		Fair Value	Percentage of Fund Investments

Brazil	$	15,380,642	4.94%
Canada		12,540,984	4.03
Hungary		16,394,110	5.27
Iceland		724,200	0.23
Indonesia		6,118,050	1.97
Ireland		25,534,646	8.20
Lithuania		1,800,159	0.58
Malaysia		31,396,676	10.09
Mexico		25,728,831	8.27
Peru		3,753,341	1.21
Philippines		3,418,560	1.10
Poland		30,793,851	9.89
Russia		4,132,265	1.33
Serbia		2,124,130	0.68
Singapore		9,324,330	3.00
Slovenia		2,594,725	0.83
South Korea		44,878,005	14.42
Sweden		7,109,151	2.28
Ukraine		12,331,269	3.96
United States		53,545,299	17.20
Vietnam		1,629,162	0.52

Total		$311,252,386	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Templeton Global Bond Fund

ASSETS:
Investments in securities, fair value(a)	$311,252,386
Cash	23,824,790
Cash denominated in foreign currencies, fair value(b)	9,185,411
Subscriptions receivable	406,464
Receivable for investments sold	15,436
Unrealized appreciation on forward foreign currency contracts	7,304,958
Interest receivable	2,817,774

Total Assets	354,807,219

LIABILITIES:
Payable to investment adviser	392,975
Redemptions payable	252,660
Payable for investments purchased	36,321
Unrealized depreciation on forward foreign currency contracts	4,812,736

Total Liabilities	5,494,692

NET ASSETS	$349,312,527

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,646,193
Paid-in capital in excess of par	323,235,097
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	20,564,619
Undistributed net investment income	2,925,706
Accumulated net realized loss on investments and foreign currency transactions	(1,059,088)

NET ASSETS	$349,312,527

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	36,461,930

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.58

(a) Cost of investments	$293,232,482
(b) Cost of cash denominated in foreign currencies	$9,132,918

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Templeton Global Bond Fund

INVESTMENT INCOME:
Interest	$9,165,144
Foreign withholding tax	(455,771)

Total Income	8,709,373

EXPENSES:
Management fees	4,112,346

Total Expenses	4,112,346

NET INVESTMENT INCOME	4,597,027

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(651,268)
Net realized gain on forward foreign currency contracts	4,866,291

Net Realized Gain on Investments	4,215,023

Net change in unrealized depreciation on investments and foreign currency translations	(6,315,824)
Net change in unrealized depreciation on forward foreign currency contracts	(812,230)

Net Change in Unrealized Depreciation on Investments	(7,128,054)

Net Realized and Unrealized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency	(2,913,031)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,683,996

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Templeton Global Bond Fund

OPERATIONS:
Net investment income	$4,597,027	$6,136,435
Net realized gain on investments	4,215,023	7,741,391
Net change in unrealized appreciation (depreciation) on investments	(7,128,054)	20,336,211

Net Increase in Net Assets Resulting from Operations	1,683,996	34,214,037

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,974,542)	(13,913,462)
From net realized gains	(2,329,443)	(2,527,769)

Total Distributions	(7,303,985)	(16,441,231)

CAPITAL SHARE TRANSACTIONS:
Shares sold	119,027,991	84,615,331
Shares issued in reinvestment of distributions	7,303,985	16,441,231
Shares redeemed	(50,725,006)	(58,505,742)

Net Increase in Net Assets Resulting from Capital Share Transactions	75,606,970	42,550,820

Total Increase in Net Assets	69,986,981	60,323,626

NET ASSETS:
Beginning of year	279,325,546	219,001,920

End of year(a)	$349,312,527	$279,325,546

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	12,299,004	8,763,435
Shares issued in reinvestment of distributions	784,372	1,709,958
Shares redeemed	(5,263,284)	(6,061,006)

Net Increase	7,820,092	4,412,387

(a) Including undistributed net investment income and (overdistributed) net investment income	$2,925,706	$(438,069)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Templeton Global Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.75		$9.04		$9.74	$9.02	$8.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(a)	0.23	(a)	0.47	0.29	1.59
Net realized and unrealized gain (loss)	(0.09)		1.08		(0.62)	0.69	(0.42)

Total From Investment Operations	0.05		1.31		(0.15)	0.98	1.17

LESS DISTRIBUTIONS:
From return of capital	–		–		–	–	(0.17)
From net investment income	(0.15)		(0.51)		(0.52)	(0.23)	–
From net realized gains	(0.07)		(0.09)		(0.03)	(0.03)	–

Total Distributions	(0.22)		(0.60)		(0.55)	(0.26)	(0.17)

NET ASSET VALUE, END OF YEAR	$9.58		$9.75		$9.04	$9.74	$9.02

TOTAL RETURN(b)	0.55%		14.76%		(1.63%)	10.92%	14.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$349,313		$279,326		$219,002	$219,031	$147,080
Ratio of expenses to average net assets	1.30%		1.30%		1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	1.45%		2.44%		2.69%	2.86%	4.02%
Portfolio turnover rate	34%		32%		36%	22%	39%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Annual Report - December 31, 2013

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually

Annual Report - December 31, 2013

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$ –	$3,741,290	$(3,741,290)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

		2013		2012
Distributions paid from:
Ordinary income	$	4,974,403	$	13,913,462
Long-term capital gain		2,329,582		2,527,769

	$	7,303,985	$	16,441,231

Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,425,847
Undistributed capital gains	–

Net accumulated earnings	6,425,847

Net unrealized appreciation on investments	19,263,855
Net unrealized depreciation on futures contracts, forward foreign currency contracts and foreign currency translations	(955,435)
Capital loss carryforward	(2,301,474)
Post-October losses	(1,556)

Tax composition of capital	$22,431,237

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(1,556)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Post-Enactment Unused
Short-Term	Long-Term
$–	$ (2,301,474)

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Annual Report - December 31, 2013

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk – The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk – The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk – The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by at times entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when the manager believes it may be more cost or tax efficient to use derivative instruments or provides more liquidity rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $236,914,837 on forward foreign currency contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$7,304,958	Unrealized depreciation on forward foreign currency contracts	$4,812,736

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$4,866,291	Net change in unrealized depreciation on forward foreign currency contracts	$(812,230)

3. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2013.

Annual Report - December 31, 2013

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments	Cash Collateral Received/ (Pledged)	Net Amount
Derivative Assets (forwards) (b)	$ 7,304,958	$ (4,066,946)	$ –	$ 3,238,012
Derivative Liabilities (forwards) (c)	$ 4,812,736	$ (4,066,946)	$ –	$ 745,790

(a)	The gross amount of derivative instruments are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b)	The gross amount of the derivative instruments assets is reported in unrealized appreciation on forward foreign currency contracts in the Statement of Assets and Liabilities.
(c)	The gross amount of the derivative instruments liabilities is reported in unrealized depreciation on forward foreign currency contracts in the Statement of Assets and Liabilities.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

5. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $92,114,772 and $75,633,330, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

6. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $291,988,531. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $24,466,340 and gross depreciation of investments in which there was an excess of tax cost over value of $5,202,485 resulting in net appreciation of $19,263,855.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

See Notes to Financial Statements.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Templeton Global Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Templeton Global Bond Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)

Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f) Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)             A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014